Financial Assets - Summary of Fair Value Hierarchy of Financial Assets (Detail) - Debt securities [member] - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Debt securities	¥ 843,543	¥ 692,984
Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	191,009	123,712
Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	276,484	223,312
Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	220,267	196,537
Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	155,783	149,423
Quoted prices in active markets level 1 [member]
Disclosure of financial assets [line items]
Debt securities	98,807	55,137
Quoted prices in active markets level 1 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	15,387	33,496
Quoted prices in active markets level 1 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	72,455	20,281
Quoted prices in active markets level 1 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	10,965	1,360
Significant observable inputs level 2 [member]
Disclosure of financial assets [line items]
Debt securities	744,736	637,847
Significant observable inputs level 2 [member] | Government bonds [member]
Disclosure of financial assets [line items]
Debt securities	175,622	90,216
Significant observable inputs level 2 [member] | Government agency bonds [member]
Disclosure of financial assets [line items]
Debt securities	204,029	203,031
Significant observable inputs level 2 [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Debt securities	209,302	195,177
Significant observable inputs level 2 [member] | Subordinated bonds/debts [member]
Disclosure of financial assets [line items]
Debt securities	¥ 155,783	¥ 149,423